NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying consolidated interim financial statements have been prepared in accordance with GAAP . The Company’s fiscal year-end is December 31.

Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries: Bubblr Holdings Ltd., Bubblr Ltd., and Bubblr CLN Ltd. All significant inter-company balances and transactions have been eliminated in consolidation.

Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. Some of these judgments can be subjective and complex, and, consequently, actual results may differ from these estimates.

Cash and Cash Equivalents

Cash and cash equivalents consist of cash and highly liquid investments with remaining maturities of less than ninety days at the date of purchase. We maintain cash and cash equivalent balances with financial institutions that exceed federally insured limits. We have not experienced any losses related to these balances, and we believe credit risk to be minimal. The Company does not have any cash equivalents.

Accounts Receivable

Accounts receivable are recorded in accordance with ASC 310, “Receivables.” Accounts receivables are recorded at the invoiced amount and do not bear interest. The allowance for doubtful accounts is the Company’s best estimate of the amount of probable credit losses in its existing accounts receivable. The Company does not currently have any amount recorded as an allowance for doubtful accounts. Based on management’s estimate and based on all accounts being current, the Company has not deemed it necessary to reserve for doubtful accounts at this time.

During the year ended December 31, 2021 and 2020, the Company recorded bad debt of $nil and $nil, respectively.

Basic and Diluted Net Loss per Common Share

Pursuant to ASC 260, “Earnings Per Share,” basic net income and net loss per share are computed by dividing the net income and net loss by the weighted average number of common shares outstanding. Diluted net income and net loss per share is the same as basic net income and net loss per share when their inclusion would have an anti-dilutive effect due to our continuing net losses.

For the year ended December 31, 2021 and 2020, the following outstanding stock was excluded from the computation of diluted net loss per share as the result of the computation was anti-dilutive.

	December 31,
	2021	2020
	(Shares)	(Shares)
Series B Preferred Stock	—	2,650
Convertible Notes	2,007,994	2,500,000
Total	2,007,994	2,502,652

Leases

We determine if an arrangement is a lease at inception. Operating leases are included in operating lease right-of-use (“ROU”) assets, operating lease liabilities - current, and operating lease liabilities - noncurrent on the balance sheets. Finance leases are included in property and equipment, other current liabilities, and other long-term liabilities in our balance sheets.

ROU assets represent our right to use an underlying asset for the lease term and lease liabilities represent our obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. As most of our leases do not provide an implicit rate, we generally use our incremental borrowing rate based on the estimated rate of interest for collateralized borrowing over a similar term of the lease payments at commencement date. The operating lease ROU asset also includes any lease payments made and excludes lease incentives. Our lease terms may include options to extend or terminate the lease when it is reasonably certain that we will exercise that option. Lease expense for lease payments is recognized on a straight-line basis over the lease term.

The Company leases office space that meets the definition of a short-term lease because the lease term is 12 months or less. Consequently, consistent with Company’s accounting policy election, the Company does not recognize the right-of-use asset and the lease liability arising from this lease.

Intangible Assets

The cost of intangible assets with determinable useful lives is amortized to reflect the pattern of economic benefits consumed on a straight-line basis over the estimated periods benefited. Patents, technology and other intangibles with contractual terms are generally amortized over their respective legal or contractual lives. When certain events or changes in operating conditions occur, an impairment assessment is performed and lives of intangible assets with determinable lives may be adjusted.

Research and Development

Research and Development costs are evaluated by the Company to determine if they meet the requirements to be capitalized as intellectual property. The criteria the Company uses to determine the treatment of research and development are:

•	There is a clearly defined project
•	Expenditure is separately identifiable
•	The project is commercially viable
•	The project is technically feasible
•	Project income is expected to outweigh cost
•	Resources are available to complete the project

Any research and development costs that do not meet the requirements are expensed in the period in which they occur.

United Kingdom tax incentive reduces company Research and Development costs by offering tax offsets for eligible Research and Development expenditure. Eligible companies with a turnover of less than $20 million receive a refundable tax offset, allowing the benefit to be paid as a cash refund if they are in a tax loss position

For the year ended December 31, 2021 and 2020 the Company received other income of $75,263 and $200,802 in respect of the refundable tax offset.

Long-Lived Assets

Long-lived assets are evaluated for impairment whenever events or changes in business circumstances indicate that the carrying amount of the assets may not be fully recoverable or that the useful lives of these assets are no longer appropriate. Each impairment test is based on a comparison of the undiscounted future cash flows to the recorded value of the asset. If impairment is indicated, the asset is written down to its estimated fair value.

Property and Equipment

Property and equipment are stated at cost. Depreciation is computed using the straight-line method. The depreciation and amortization methods are designed to amortize the cost of the assets over their estimated useful lives, in years, of the respective assets as follows:

Computer equipment	3 years
Fixtures and Furniture	5 years
Vehicles	10 years

Maintenance and repairs are charged to expense as incurred. Improvements of a major nature are capitalized. At the time of retirement or other disposition of property and equipment, the cost and accumulated depreciation are removed from the accounts and any gains or losses are reflected in income.

Beneficial Conversion Feature

In August 2020, the FASB issued ASU 2020-06, ASC Subtopic 470-20 “Debt—Debt with “Conversion and Other Options” and ASC subtopic 815-40 “Hedging—Contracts in Entity’s Own Equity”. The standard reduced the number of accounting models for convertible debt instruments and convertible preferred stock. Convertible instruments that continue to be subject to separation models are (1) those with embedded conversion features that are not clearly and closely related to the host contract, that meet the definition of a derivative, and that do not qualify for a scope exception from derivative accounting; and, (2) convertible debt instruments issued with substantial premiums for which the premiums are recorded as paid-in capital. The amendments in this update are effective for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. Early adoption is permitted, but no earlier than fiscal years beginning after December 15, 2020, including interim periods within those fiscal years. The Company early-adopted the new guidance on January 1, 2021. As the result of the adoption of this ASU, no beneficial conversion feature was recorded on convertible notes described in Note 7 – Convertible Notes Payable.

Foreign Currency Translations

The functional currency of the Company’s international subsidiaries is generally their local currency of Great British pounds (GBP). Local currency assets and liabilities are translated at the rates of exchange on the balance sheet date, and local currency revenues and expenses are translated at weighted average rates of exchange during the period. Equity accounts are translated at historical rates.  The resulting translation adjustments are recorded directly into accumulated other comprehensive income.

	December 31,
	2021	2020
Year -end GBP£:US$ exchange rate	1.3527	1.3624
Annual average GBP£:US$ exchange rate	1.3767	1.2851

Aggregate transaction gains or losses, including gains or losses related to foreign-denominated cash and cash equivalents and the re-measurement of certain inter-company balances, are included in the statement of operations as other income and expense. Losses on foreign exchange transactions totaling $47,842 and $5,878 were recognized during the year ended December 31, 2021 and 2020, respectively.

Fair Value of Financial Instruments

ASC 820, “Fair Value Measurements and Disclosures,” establishes a framework for all fair value measurements and expands disclosures related to fair value measurement and developments. ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

ASC 820 requires that assets and liabilities measured at fair value are classified and disclosed in one of the following three categories:

•	Level 1—Quoted market prices for identical assets or liabilities in active markets or observable inputs.
•	Level 2—Significant other observable inputs that can be corroborated by observable market data; and
•	Level 3—Significant unobservable inputs that cannot be corroborated by observable market data.

The carrying amounts of cash, accounts receivable, advances receivable, accounts payable, accrued interest, convertible notes, loans payable and loans payable - related party approximate fair value because of the short-term nature of these items.

Share-Based Compensation

The Company accounts for share-based compensation in accordance with ASC 718, “Compensation – Stock Compensation,” which requires all such compensation to employees and non-employees, including the grant of employee stock options, to be calculated based on its fair value at the measurement date (generally the grant date), and recognized in the consolidated statement of operations over the requisite service period or as vesting occurs.

The Company recorded $1,774,965 and $0 in share-based compensation expense for the years ended December 31, 2021 and 2020, respectively (Note 11 Stockholders’ Equity).

Income Taxes

The Company accounts for income taxes using the asset and liability method in accordance with ASC 740, “Income Taxes”. The asset and liability method provides that deferred tax assets and liabilities are recognized for the expected future tax consequences of temporary differences between the financial reporting and tax bases of assets and liabilities and for operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using the currently enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company records a valuation allowance to reduce deferred tax assets to the amount that is believed more likely than not to be realized.

As of December 31, 2021 and 2020, the Company did not have any amounts recorded pertaining to uncertain tax positions.

UK Taxes

We do not consider ourselves to be engaged in a trade or business in the UK and, as such, do not expect to be subject to UK corporate income taxation. We have subsidiaries based in the UK that are subject to the tax laws of that country. Under current law, those subsidiaries are taxed at the applicable corporate income tax rates. Should any UK subsidiaries be deemed to undertake business activities in the US, they would be subject to US corporate income tax in respect of their US activities only. Relief would then be available against the UK tax liabilities in respect of the overseas taxes arising from US activities. At present, this is not applicable as our UK subsidiaries only undertake activities in the UK. Our UK subsidiaries file separate UK income tax returns.

 UK Tax Risk

Companies which are incorporated outside the UK may become subject to UK taxes in a number of circumstances, including circumstances in which (1) they are deemed resident in the UK for tax purposes by reason of their central management and control being exercised from the UK or (2) they are treated as carrying on a trade, investing or carrying on any other business activity in the UK, whether or not through a UK Permanent Establishment (“PE”).

In addition, the Finance Act 2015 introduced a new tax known as the diverted profits tax (“DPT”) which is charged at 25% of any “taxable diverted profits”. The DPT has had effect since April 1, 2015 and may apply in circumstances including: (1) where arrangements are designed to ensure that a non-UK resident company does not carry on a trade in the UK through a PE; and (2) where a tax reduction is obtained through the involvement of entities or transactions lacking economic substance. We intend to operate in such a manner that none of our companies should be subject to the UK DPT and that none of our companies (other than those companies incorporated in the UK) should: (1) be treated as resident in the UK for tax purposes; (2) carry on a trade, invest or carry on any other business activity in the UK (whether or not through a UK PE).

However, this result is based on certain legal and factual determinations, and since the scope and the basis upon which the DPT will be applied by HM Revenue & Customs (“HMRC”) in the UK remains uncertain and since applicable law and regulations do not conclusively define the activities that constitute conducting a trade, investment or business activity in the UK (whether or not through a UK PE), and since we cannot exclude the possibility that there will be a change in law that adversely affects the analysis, HMRC might successfully assert a contrary position. The terms of an income tax treaty between the UK and the home country of the relevant Bubblr subsidiary, if any, could contain additional protections against UK tax.

Any arrangements between UK-resident entities of Bubblr and other entities of Bubblr are subject to the UK transfer pricing regime. Consequently, if any agreement between a UK resident entity of Bubblr and any other Bubblr entity (whether that entity is resident in or outside of the UK) is found not to be on arm’s length terms and as a result a UK tax advantage is being obtained, an adjustment will be required to compute UK taxable profits as if such an agreement were on arm’s length terms. Any transfer pricing adjustment could adversely impact the tax charge incurred by the relevant UK resident entities of Bubblr.

Recent Accounting Pronouncements

The Company has reviewed all recently issued, but not yet effective, accounting pronouncements and does not believe the future adoption of any such pronouncements may be expected to cause a material impact on our financial statements.